Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [Line Items]
Net Book Value of Investment Properties

17(a)Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2018
Cost	430	695	1,125
Less: Accumulated depreciation	—	(405)	(405)
Net book value	430	290	720

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2017
Cost	429	712	1,141
Less: Accumulated depreciation	—	(378)	(378)
Net book value	429	334	763

Reconciliation of Net Book Value of Investment Properties

A reconciliation of the net book value of investment properties was as follow:

	2018	2017
	US$’000	US$’000
Net book value at January 1	763	653
Depreciation (included in administrative expenses)	(35)	(35)
Addition	—	84
Exchange difference	(8)	61
Net book value at December 31	720	763

Amount Recognized in Profit Arising from Investment Properties

17(b)The amount recognized in profit arising from the investment properties

	2018	2017	2016
	US$’000	US$’000	US$’000
Rental income derived from investment properties	84	68	36
Direct operating expenses (including repairs and maintenance) generating rental income	(1)	(1)	(1)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	—	(1)	(1)
Net profit arising from investment properties carried at cost	83	66	34

Investment Properties [Member]
Disclosure of detailed information about investment property [Line Items]
Fair Value of Assets

17(c)Measuring investment properties at fair value

The fair value of the investment properties are stated below:

	As of December 31,
	2018	2017
	US$’000	US$’000
Land not being used for operation	10,656	9,548
Office buildings for rent	1,397	1,303